Related Party Transactions and Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

14. RELATED PARTY TRANSACTIONS AND BALANCES

1)	Transactions with related parties

During the six months ended June 30, 2022, the Company received service fee of $655,227 from Zhongtan Future, and $291,212 from ZhongXin. The Company holds 10% shares of Zhongtan Future and holds 22% shares of ZhongXin. Mr. Zhiyong Tang returned $4,616 to the Company to reconcile his advanced payment.

The Company’s subsidiary, Zhejiang Jingyuxin entered into a two-year leasing agreement with Mr. Jialin Zhu, who is a director of Lixin Cayman, to rent an office space at 13 Floor, CCBC Buildings, 666 Shimin Avenue, Shangyu District, Shaoxing city and paid rental expenses of $32,845 for the rental of six months.

There was no related party transaction during the six months ended June 30, 2021.

2)	Balances with related parties

As of June 30, 2022, the balance of due from related parties of $1,325 was for the advance to Mr. Zhiyong Tang.

As of June 30, 2022, the balance of due to related parties of $123,785 is due to the shareholder, Yuan Shen, who advanced funds from time to time to support the Company’s holding companies’ operations. The balance is interest free and due on demand.  The Company’s accounts receivables include the balance due form Zhongtan Future and ZhongXin of $223,944 and $149,296, respectively.

As of December 31, 2021, the balance of due from related parties of $5,941 was for the advance to Mr. Zhiyong Tang.

As of December 31, 2021, the balance of due to related parties of $123,117 consisted of an advanced fund of $119,210 provided by Ms. Yuan Shen, and a payable of $3,907 to Furuikang.

18. RELATED PARTY TRANSACTIONS AND BALANCES

1)	Transactions with related parties

During fiscal year 2020, the Company advanced a loan of $91,954 to a shareholder, Mr. Yuan Shen. The loan is interest free and due on demand as of December 31, 2020. The Company has agreed to offset this loan with the other related party balance due to this same shareholder subsequent to yearend. (Refer to Note 18.2) below for balance due to this related party.

During fiscal year 2021, the Company purchased health products of $3,907 from Furuikang biomedical Technology (Zhejiang) Co., Ltd. (“Furuikang”). The shareholder of Furuikang is a beneficial owner of the Company. The transactions are arm-length transactions. As of December 31, 2021, the amount due from Mr. Zhiyong Tang, the Company’s Chief Executive Officer, was $5,941. This amount was advanced travel fees and non-interest bearing. During the fiscal year 2021, the Company and Ms. Yuan Shen had agreed to offset the advanced loan of $91,954 provided in fiscal year 2020 with the balance due to Ms. Yuan Shen. After the offsetting, the amount due to Mr. Yuan Shen was $119,210 (Refer to Note 18.2). The amount was non-interest bearing and due on demand.

2)	Balances with related parties

As of December 31, 2021, the balance of due from related parties of $5,941 consisted of an advance of $5,941 to Mr. Zhiyong Tang.

As of December 31, 2021, the balance of due to related parties of $123,117 consisted of an advanced fund of $119,210 provided by Ms. Yuan Shen, and a payable of $3,907 to Furuikang.